Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Party Transactions and Balances
9.	Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. This would include the Company’s senior management, who are considered to be key management personnel by the Company. Parties are also related if they are subject to common control or significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

As of January 31, 2021, included in accounts payable and accrued liabilities and short-term loans are amounts owing to a company controlled by an officer in the amount of $76,459 (July 31, 2020 - $52,500) for consulting fees and a short term loan; and amounts owing to directors of $849,574 (July 31, 2020 - $602,287) for directors’ fees and short term loans.

During the three and six months period ended January 31, 2021 and 2020, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Three month period ended		Six month period ended
	January 31,		January 31,
	2021	2020	2021	2020

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$10,500	$10,500	$21,000	$21,000
b) Paid or accrued consulting fees to companies controlled by individual directors.	$9,565	$8,425	$19,565	$20,100
c) Paid or accrued wages and consulting fees to directors	$112,394	$142,659	$246,850	$285,545
d) Share based compensation to directors and officers	$-	$-	$-	$-

10. Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. This would include the Company’s senior management, who are considered to be key management personnel by the Company. Parties are also related if they are subject to common control or significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

As at July 31, 2020, included in accounts payable and accrued liabilities are amounts owing to a company controlled by an officer in the amount of $52,500 (July 31, 2019 – $7,000) for consulting fees and amounts owing to directors of $602,287 (July 31, 2019– $26,200) for director’s fees.

During the years ended July 31, 2020, 2019 and 2018, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Year ended
	July 31,
	2020	2019	2018

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$42,000	$42,000	$42,000
b) Paid or accrued consulting fees to companies controlled by individual directors.	$56,804	$121,112	$126,000
c) Paid or accrued wages and consulting fees to directors	$541,310	$280,938	$263,365
d) Share based compensation to directors and officers	$-	$-	$207,471